Notes Payable (Details) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011 Placement Agent [Member]	Sep. 07, 2012 EDiet Dot Com [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 07, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 30, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member] Placement Agent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable - current portion					$ 710,306	$ 28,737	$ 9,714
Number of accredited investors				20						11
Gross proceeds from long term debt	1,275,000									275,000	1,000,000
Interest rate									12.00%	12.00%
Benchmark offering amount for conversion										3,000,000
Conversion price percentage equal to percentage paid by investors					80.00%					85.00%
Conversion price discount percenta to volume weighted average price (VWAP)										20.00%
Initial purchase price, per share				$ 4.0						$ 0.8
Sales commission percentage								10.00%					10.00%
Sales commission percentage of exercise of warrants													10.00%
Exercise price of warrants			1.0					0.8					0.8
Period of time for exercising								5 years					3 years
Private placement, net		283,600	10,610,653							1,117,825
Sales commission and expenses										127,500
Other offering and related costs										29,675
Debt instrument, face amount									500,000
Unamortized discount on debt instrument										1,249,792
Beneficial conversion feature on notes payable					533,032	243,711	107,000			533,032
Derivative fair value asset (liability)										716,760
Accretion of discount on convertible notes payable										152,000		625,000
Debt issuance costs, net					$ 153,412					$ 305,412